Share-Based and Other Compensation Plans	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based and Other Compensation Plans
Share-Based and Other Compensation Plans
In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, which is intended to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under ASU 2017-09 modification accounting is required only if the fair value (or calculated intrinsic value, if those amounts are being used to measure the award under ASC 718), the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. We adopted ASU 2017-09 on January 1, 2018. The adoption of this standard did not have an impact on our consolidated financial statements and associated disclosures. We will continue to evaluate the impact of ASU 2017-09 as any modifications occur.
In April 2013, our board of directors adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (as amended, the “2008 Equity Plan”). Also in April 2013, our board of directors adopted the Intelsat S.A. 2013 Equity Incentive Plan (the “2013 Equity Plan”). No new awards may be granted under the 2008 Equity Plan.
The 2013 Equity Plan provides for a variety of equity based awards, including incentive stock options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted shares, restricted share units (“RSUs”), other share-based awards and performance compensation awards. Effective June 16, 2016, we increased the aggregate number of common shares authorized for issuance under the 2013 Equity Plan to 20.0 million common shares. The total aggregate number of shares available for future issuance under the 2013 Equity Plan was 7.3 million as of December 31, 2018.
For all share-based awards, we recognize the compensation costs over the vesting period during which the employee provides service in exchange for the award. During the years ended December 31, 2016, 2017 and 2018, we recorded compensation expense of $23.2 million, $16.0 million, and $6.8 million, respectively. The income tax benefit related to share-based compensation expense was $0.4 million for the year ended December 31, 2018. We did not recognize any income tax benefit related to share-based compensation expense for the years ended December 31, 2017 and December 31, 2016.
Stock Options
Stock options generally expire 10 years from the date of grant. In some cases, options have been granted which expire 15 years from the date of grant. The options vest monthly over service periods ranging from six months to five years.
Stock Option activity during 2018 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	2,084	$3.84
Granted	3	19.5
Exercised	(852)	3.77
Expired	(126)	5.67
Outstanding at December 31, 2018	1,109	$3.71	5.7	$19.6
Exercisable at December 31, 2018	1,037	$3.71	5.6	$18.3

The total intrinsic value of stock options exercised during the years ended December 31, 2017 and 2018 was $0.2 million and $7.9 million, respectively. No stock options were exercised during the year ended December 31, 2016. As of December 31, 2018, there was a minimal amount of total unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted average period of 0.1 years.
During the years ended December 31, 2016, 2017 and 2018, we recorded compensation expense of $2.6 million, $1.4 million and $0.2 million, respectively, including compensation expense from option modifications in 2014 and 2016, further described below. During years ended 2017 and 2018, we received cash of $0.5 million and $3.2 million, respectively, from the exercise of stock options. No stock options were exercised during the year ended December 31, 2016.
Anti-Dilution Options
In connection with our initial public offering of common shares in April 2013 (the “IPO”) and upon consummation of the IPO, options were granted to certain individuals in accordance with the existing terms of their side letters to a management shareholders agreement to which we are a party, which, when taken together with the common shares received in connection with the reclassification of our outstanding former Class B Shares at the time of our IPO, preserved their ownership interests represented by their outstanding former Class B Shares immediately prior to the reclassification.
These options generally expire 10 years from the date of the grant.

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	1,610	$11.98
Outstanding at December 31, 2018	1,610	$11.98	4.1	$15.1
Excercisable at December 31, 2018	1,610	$11.98	4.1	$15.1

We measure the fair value of anti-dilution option grants at the date of grant using a Black-Scholes option pricing model. There were no anti-dilution options granted during the years ended December 31, 2016, 2017 and 2018.
During the year ended December 31, 2016, we recorded compensation expense associated with anti-dilution option awards of $1.0 million related to 2016 option modifications further described below. No compensation expense was recorded for these awards during the years ended December 31, 2017 and 2018.
There were no anti-dilution options exercised during the years ended 2016, 2017 or 2018.
2016 Option modifications
During the year ended December 31, 2016, we amended 1.2 million stock options under the 2008 Equity Plan (including 0.7 million of anti-dilution options), and 0.4 million stock options under the 2013 Equity Plan in order to modify the exercise prices to $4.16 for the anti-dilution options and to $3.77 for the remainder. As a result of the change, we estimated the difference between fair value of the amended options and the fair value of the original awards before settlement. The fair value was measured using the Black-Scholes option pricing model and the following assumptions were used for the amended options and the original awards before amendment: risk-free interest rates of 0.8% to 1.5%; dividend yields of 0.0%; expected volatility of 50-60%; and expected life of one to four years.
All such options were fully vested and we recognized additional compensation expense associated with the modifications of $2.0 million for the year ended December 31, 2016, which has been included in the respective sections above.
Time-based RSUs
Time-based RSUs vest over periods ranging from one to three years from the date of grant.
Time-based RSUs activity during 2018 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	3,417	$7.56
Granted	1,490	7.99
Vested (1)	(2,113)	10.07
Forfeited	(192)	5.42
Outstanding at December 31, 2018	2,602	$5.93	1.6	$40.2

(1)	The total vested RSUs includes 1,025 RSUs that were vested in prior years but settled in 2018.
The fair value of time-based RSUs is deemed to be the market price of common shares on the date of grant. The weighted average grant date fair value of time-based RSUs granted during the years ended December 31, 2016, 2017, and 2018 was $1.67, $4.36, and $7.99, respectively. The total intrinsic value of time-based RSUs vested during the years ended December 31, 2016, 2017 and 2018 was $1.7 million, $6.0 million, and $9.2 million, respectively. As of December 31, 2018, there was $10.7 million of total unrecognized compensation cost related to unvested time-based RSUs, which is expected to be recognized over a weighted average period of 1.6 years.
During the years ended December 31, 2016, 2017, and 2018, we recorded compensation expense associated with these time-based RSUs of $17.9 million, $13.7 million, and $5.7 million, respectively.
Performance-based RSUs
Performance-based RSUs vest after three years from the date of grant upon achievement of certain performance conditions. These grants are subject to vesting upon achievement of an adjusted EBITDA target or achievement of a relative shareholder return (“RSR”), which is based on the Company’s relative shareholder return percentile ranking versus the S&P 900 Index target as defined in the grant agreement.
Performance-based RSUs activity during 2018 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2018	2,156	$2.89
Granted	930	4.53
Cancelled	(348)	8.97
Forfeited	(114)	2.28
Outstanding at December 31, 2018	2,624	$2.69	1.1	$49.1

We measure the fair value of performance-based RSUs at the date of grant using the market price of our common shares.
The weighted average grant date fair value of performance-based RSUs granted during the years ended December 31, 2016, 2017, and 2018 was $0.94, $2.79, and $4.53, respectively. As of December 31, 2018, there was $2.3 million of total unrecognized compensation cost related to unvested performance-based RSUs, which is expected to be recognized over a weighted average period of 1.1 years.
Achievement of the adjusted EBITDA target for awards granted in 2016, 2017, and 2018 is not currently considered probable. No compensation cost associated with these awards (based on the adjusted EBITDA condition) was recognized during the years ended December 31, 2017, and 2018. We recorded compensation expense associated with the awards granted in 2016 (based on the adjusted EBITDA condition) of $0.1 million during the year ended December 31, 2016, which was reversed during the year ended December 31, 2017. We recorded compensation expense associated with the RSR portion of performance-based RSUs of $1.6 million, $1.0 million, and $0.9 million during the years ended December 31, 2016, 2017 and 2018, respectively.